Information on market risk and fair value of financial assets and liabilities (telecom activities) - Level 3 market values for financial assets (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Reconciliation of changes in fair value measurement, assets [abstract]
Assets at beginning of period	€ 108,071
Assets at end of period	109,650
Operating segments [member] | Telecom activities, operating segment [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Assets at beginning of period	104,196
Assets at end of period	105,807
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets available-for-sale, category [member] | Level 3 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Assets at beginning of period	377
Gains (losses) taken to profit or loss	(36)
Gains (losses) taken to other comprehensive income	19
Acquisition (sale) of securities	(7)
Other	2
Assets at end of period	€ 355